Convertible Preferred Stock (FY)	12 Months Ended
Dec. 31, 2017
Convertible Preferred Stock [Abstract]
Convertible Preferred Stock
Note 6 - Convertible Preferred Stock

Immediately prior to the closing of the IPO on October 6, 2015, all of the outstanding shares of convertible preferred stock, including shares received for accrued dividends, automatically converted into 18,566,856 shares of common stock at the applicable conversion ratio then in effect. There were no shares of preferred stock outstanding as of December 31, 2017 and 2016.

Dividends

The holders of the Series C, Series C-1 and Series C-2 Convertible Preferred Stock were entitled to receive, when, as and if declared by the board, cumulative dividends at the rate of 8% of the original purchase price per annum. The Series C, Series C-1 and Series C-2 dividends accrued from the date of issuance and were payable semi-annually on January 1 and July 1 in cash or common stock at the Company's option. In accordance with accounting literature, Series C, Series C-1 and Series C-2 dividends since the date of issuance have been accrued in conjunction with the conversion of the Preferred Stock into Common.

The other series of Convertible Preferred Stock had no dividend requirement.

Stock Warrants

In connection with certain of our preferred stock sales and debt issuances we issued warrants to the placement agent and lender, for preferred stock. The warrants were recorded as liabilities with changes in fair value being recorded in the statement of operations and are calculated utilizing the Black-Scholes option pricing model. At the closing of the IPO date on October 6, 2015 these warrants become exercisable for shares of our common stock. These warrants were exercisable for 600,184 shares of common stock at exercise prices ranging from $5.79 to $12.10 and expire at various dates through 2020. During 2017 and 2016, 166,762 and 58,769 warrants were exercised resulting in the issuance of 94,200 and 44,032 shares of common stock, respectively. As of December 31, 2017, 374,653 warrants were exercisable.